INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS, NET
Schedule of intangible assets

	As of December 31
	2024	2025	2025
	RMB	RMB	US$
Customer relationships	621,159	621,159	88,825
Patents and technologies	60,900	60,900	8,709
Trademarks and domain names	498,001	497,957	71,207
Software and copyrights	115,095	127,948	18,296
Others	4,529	4,134	591
	1,299,684	1,312,098	187,628
Less: accumulated amortization
Customer relationships	(326,665)	(424,855)	(60,755)
Patents and technologies	(38,063)	(48,213)	(6,894)
Trademarks and domain names	(169,975)	(219,474)	(31,384)
Software and copyrights	(66,333)	(82,897)	(11,854)
Others	(3,768)	(3,890)	(556)
	(604,804)	(779,329)	(111,443)
Intangible assets, net	694,880	532,769	76,185

Schedule of amortization expense of intangible assets

	RMB	US$
2026	171,364	24,505
2027	157,827	22,569
2028	53,313	7,624
2029	52,525	7,511
2030 and thereafter	97,740	13,976
Total	532,769	76,185